Investments in Associates and Joint Ventures - Financial Information of all Individually Immaterial Associates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Investments in subsidiaries, joint ventures and associates [abstract]
Carrying amount of investments in associates and joint ventures	¥ 730,414	¥ 675,704
Profit from continuing operations	49,323	29,318	¥ 31,056
Other comprehensive income (loss)	7,885	(21,602)
Total comprehensive income	¥ 57,208	¥ 7,716